Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Oct. 31, 2012	Mar. 30, 2013	Jan. 01, 2011	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2012	Sep. 29, 2012 BP Parallel LLC	Oct. 01, 2010 BP Parallel LLC	Sep. 29, 2012 LIBOR	Oct. 31, 2012 Net of transaction fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 Term Loan	Sep. 29, 2012 Term Loan	Sep. 29, 2007 Term Loan	Sep. 29, 2012 Term Loan Minimum Based On Achievement Certain Leverage Ratios	Sep. 29, 2012 Term Loan Maximum	Sep. 29, 2012 Term Loan LIBOR	Sep. 29, 2012 Term Loan Base Rate	Mar. 30, 2013 Revolving Line Of Credit	Sep. 29, 2012 Revolving Line Of Credit	Mar. 30, 2012 Revolving Line Of Credit	Jun. 30, 2011 Revolving Line Of Credit	Sep. 29, 2007 Revolving Line Of Credit	Mar. 30, 2012 Revolving Line Of Credit Letter of Credit [Member]	Sep. 29, 2012 Revolving Line Of Credit Based On Unused Capacity Of Less Than 10	Sep. 29, 2012 Revolving Line Of Credit Minimum	Sep. 29, 2012 Revolving Line Of Credit Maximum	Sep. 29, 2012 Revolving Line Of Credit Federal Funds Rate	Sep. 29, 2012 Revolving Line Of Credit LIBOR Minimum	Sep. 29, 2012 Revolving Line Of Credit LIBOR Maximum	Sep. 29, 2012 Revolving Line Of Credit Base Rate	Oct. 31, 2012 Net of underwriting fees	Mar. 30, 2013 Senior Unsecured Term Loan	Sep. 29, 2012 Senior Unsecured Term Loan	Dec. 29, 2012 Senior Unsecured Term Loan Bp Parallel Llc [Member]	Mar. 30, 2012 Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																		$ 1,200,000,000										$ 130,000,000												$ 2,500,000,000
Credit facility, maximum borrowing capacity																									650,000,000	650,000,000	150,000,000
Credit facility, amount outstanding								51,000,000																73,000,000
Letter of credit, amount outstanding								43,000,000																50,000,000
Borrowing base reserve								38,000,000
Credit facility, remaining borrowing capacity								518,000,000																426,000,000
Stock sold in initial public offering	29,411,764
Stock sold, price per share	$ 16.00
Proceeds from sale of stock												438,000,000																								444,000,000
Amount of debt extinguished	455,000,000												455,000,000
Debt instrument, interest rate, stated percentage													11.00%	11.00%	11.00%
Investment from BP Parallel LLC to purchase assignments of term loan																																							21,000,000
Increase in additional borrowings				1,400,000,000
Amount added to base rate for interest rate		2.50%		2.50%																	2.00%	1.00%										0.50%	1.75%	2.25%	0.00%
Loss on extinguishment of debt		(48,000,000)	68,000,000	(64,000,000)	1,000,000	4,000,000	13,000,000
Maturity date													Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016	Apr. 01, 2015	Apr. 01, 2015						Jun. 01, 2016	Jun. 01, 2016													Jun. 01, 2014	Jun. 01, 2014
Interest rate of base											0.36%
Minimum principal payments																	3,000,000
Term of quarterly principal payments																	8 years
Percentage of excess cash flow that must be used to prepay outstanding term loan																	50.00%		0.00%
Percentage of net cash proceeds from non-ordinary asset sales, casualty and condemnation events that must be used to prepay outstanding term loan if not reinvested in business																	100.00%
Period of time company has to reinvest net cash proceeds from non-ordinary asset sales, casualty and condemnation events																	15 months
Credit facility, unutilized capacity commitment fee																														0.375%	0.50%
Letter of credit, fronting fee																								0.125%
Credit facility, unused capacity																													10.00%
Term that unused capacity of credit facility must be below 10% to trigger ratio requirement																													10 days
Fixed charge coverage ratio																								1.7
First lien secured leverage ratio																	280.00%			400.00%
Interest paid					288,000,000	300,000,000	244,000,000
Invested amount by subsidiary									4,000,000	25,000,000
Market prices debt									5,000,000	33,000,000
Net gain from repurchase of the Senior Unsecured Term Loan									$ 1,000,000	$ 8,000,000